Fair Value Measurements (Schedule of Fair Value of Financial Assets and Liabilities Measured on a Recurring Basis) (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	$ 795,019	$ 1,177,521
Interest rate swaps		1,986,695
Total	795,019	3,164,216
Quoted Prices In Active Markets Level 1 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	0	0
Interest rate swaps		0
Total	0	0
Significant Other Observable Inputs Level 2 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	795,019	1,177,521
Interest rate swaps		1,986,695
Total	795,019	3,164,216
Significant Unobservable Inputs Level 3 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	0	0
Interest rate swaps		0
Total	$ 0	$ 0